Regulatory Matters (Narrative) (Details) - USD ($) $ in Millions			9 Months Ended	12 Months Ended
	May 31, 2024	Apr. 06, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Public Utilities, General Disclosures [Line Items]
Amount of disallowed costs from rate base				$ 65
Additional charge against income				4
Write-off of rate base disallowances				69
Write-off of rate base disallowances, net of tax				54
Write-off of rate base disallowances			$ 55	55
Write-off of rate base disallowances, operating, net of tax				43
Write-off of non-operating rate base disallowances			$ 14	14
Write-off of non-operating rate base disallowances, net of tax				$ 11
Public Utilities, Requested Debt Capital Structure, Percentage		57.50%
Public Utilities, Requested Equity Capital Structure, Percentage		42.50%
Authorized return on equity		9.70%			9.80%
Amortization period for the recovery of regulatory asset				5 years
System Resiliency Plan [Member]
Public Utilities, General Disclosures [Line Items]
Capital expenditures amount	$ 2,900
Approval of operation and maintenance expenses	$ 520
Period to enhance resiliency of transmission and distribution system	3 years
Amount held in capital expenditures	$ 300
Amount of operation and maintenance expenses carried over to fourth years	$ 20